SGI U.S. Large Cap Core ETF
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Aerospace/Defense - 1.8%
Northrop Grumman Corp.	2,806	$1,373,958
TransDigm Group, Inc.	273	342,061
		1,716,019

Auto Manufacturers - 0.7%
Ford Motor Co.	15,443	171,881
General Motors Co.	8,660	481,409
		653,290

Banks - 3.2%
Bank of America Corp.	44,818	2,129,303
Citigroup, Inc.	2,873	203,610
Citizens Financial Group, Inc.	2,114	101,768
JPMorgan Chase & Co.	803	200,525
Morgan Stanley	3,695	486,299
		3,121,505

Biotechnology - 1.7%
Amgen, Inc.	3,236	915,367
United Therapeutics Corp. (a)	1,944	720,233
		1,635,600

Building Materials - 2.9%
Builders FirstSource, Inc. (a)	2,729	508,877
Louisiana-Pacific Corp.	4,375	517,125
Masco Corp.	2,483	200,030
Owens Corning	6,275	1,290,266
Trane Technologies PLC	893	371,684
		2,887,982

Chemicals - 1.0%
DuPont de Nemours, Inc.	2,505	209,393
Ecolab, Inc.	3,196	795,069
		1,004,462

Commercial Services - 1.4%
Automatic Data Processing, Inc.	3,191	979,414
Cintas Corp.	884	199,598
S&P Global, Inc.	364	190,194
		1,369,206

Cosmetics & Personal Care - 0.7%
Colgate-Palmolive Co.	7,472	722,019

Diversified Financial Services - 3.0%
American Express Co.	785	239,174
Ameriprise Financial, Inc.	413	237,050
Mastercard, Inc. - Class A	3,761	2,004,387
Synchrony Financial	7,504	506,670
		2,987,281

Electric - 2.7%
American Electric Power Co., Inc.	2,287	228,380
CMS Energy Corp.	14,500	1,010,795
Edison International	4,668	409,617
Vistra Corp.	6,326	1,011,148
		2,659,940

Electronics - 1.0%
Amphenol Corp. - Class A	13,559	985,061

Environmental Control - 0.2%
Waste Management, Inc.	869	198,323

Food - 0.8%
Sysco Corp.	2,561	197,479
Tyson Foods, Inc., - Class A	9,218	594,561
		792,040

Freight & Logistics - 3.3%
CSX Corp.	6,060	221,493
FedEx Corp.	665	201,275
Union Pacific Corp.	5,689	1,391,871
United Parcel Service, Inc. - Class B	10,353	1,405,109
		3,219,748

Healthcare-Products - 1.6%
Intuitive Surgical, Inc. (a)	1,823	988,066
ResMed, Inc.	2,490	620,060
		1,608,126

Healthcare-Services - 3.3%
Elevance Health, Inc.	815	331,672
HCA Healthcare, Inc.	2,793	913,926
Universal Health Services, Inc. - Class B	9,681	1,984,605
		3,230,203

Home Builders - 0.2%
NVR, Inc. (a)	21	193,947

Household Products/Wares - 0.3%
Kimberly-Clark Corp.	1,884	262,535

Insurance - 8.2%
Allstate Corp., (The)	13,638	2,828,385
Berkshire Hathaway, Inc. - Class B (a)	6,292	3,039,162
Hartford Financial Services Group Inc., (The)	2,001	246,743
MetLife, Inc.	2,473	218,193
Progressive Corp.	6,559	1,763,584
		8,096,067

IT Services & Consulting - 1.1%
Accenture PLC - Class A	506	183,359
Cognizant Technology Solutions Corp. - Class A	2,317	186,495
GoDaddy, Inc. - Class A (a)	3,372	666,206
		1,036,060

Leisure Time - 0.4%
Royal Caribbean Cruises Ltd.	1,680	410,021

Lodging - 0.4%
Hilton Worldwide Holdings, Inc.	1,550	392,832

Machinery-Construction & Mining - 0.4%
Caterpillar, Inc.	961	390,272

Machinery-Diversified - 0.5%
Westinghouse Air Brake Technologies Corp.	2,469	495,331

Media - 0.7%
Comcast Corp. - Class A	6,287	271,536
Fox Corp. - Class B	4,513	201,866
Walt Disney Co.	2,123	249,389
		722,791

Mining - 0.4%
Freeport-McMoRan, Inc.	4,760	210,392
Newmont Corp.	5,250	220,185
		430,577

Oil & Gas - 2.3%
Diamondback Energy, Inc.	3,481	618,191
EOG Resources, Inc.	3,651	486,532
Exxon Mobil Corp.	2,415	284,873
ONEOK, Inc.	7,260	824,736
		2,214,332

Online Services - 10.1%
Amazon.com, Inc. (a)	22,022	4,578,154
Booking Holdings, Inc.	197	1,024,790
Meta Platforms, Inc. - Class A	7,017	4,030,003
Netflix, Inc. (a)	283	250,967
		9,883,914

Pharmaceuticals - 2.8%
Eli Lilly & Co.	2,226	1,770,449
Merck & Co., Inc.	9,251	940,272
		2,710,721

Pipelines - 0.5%
Targa Resources Corp.	2,547	520,352

Private Equity - 0.3%
KKR & Co., Inc.	1,941	316,131

Real Estate - 0.3%
CBRE Group, Inc. - Class A (a)	1,936	271,021

REITS - 3.1%
Equity Residential	2,640	202,382
Essex Property Trust, Inc.	650	201,799
Simon Property Group, Inc.	13,354	2,451,794
Welltower, Inc.	1,448	200,085
		3,056,060

Retail - 4.7%
Costco Wholesale Corp.	3,091	3,004,081
Home Depot, Inc.	1,640	703,773
Target Corp.	3,438	454,882
Texas Roadhouse, Inc.	1,092	224,155
TJX Cos., Inc.	1,714	215,432
		4,602,323

Semiconductors - 13.0%
Applied Materials, Inc.	9,593	1,675,993
KLA-Tencor Corp.	291	188,286
Lam Research Corp.	13,018	961,770
Micron Technology, Inc.	2,090	204,715
Monolithic Power Systems, Inc.	816	463,194
NVIDIA Corp.	41,115	5,684,149
QUALCOMM, Inc.	22,453	3,559,474
		12,737,581

Software - 8.5%
Autodesk, Inc. (a)	697	203,454
Fiserv, Inc. (a)	1,376	304,041
Microsoft Corp.	14,281	6,047,432
Oracle Corp.	3,356	620,323
PTC, Inc. (a)	2,634	526,958
Salesforce.com, Inc.	1,866	615,762
		8,317,970

Technology - 8.7%
Alphabet, Inc. - Class A	27,763	4,690,559
Apple, Inc.	14,955	3,549,270
Zebra Technologies Corp., - Class A (a)	859	349,613
		8,589,442

Telecommunications - 2.3%
Arista Networks, Inc. (a)	2,715	1,101,801
Motorola Solutions, Inc.	1,973	985,908
T-Mobile US, Inc.	877	216,567
		2,304,276
TOTAL COMMON STOCKS (Cost $92,362,880)		96,745,361

TOTAL INVESTMENTS - 98.5% (Cost $92,362,880)		96,745,361
Other Assets in Excess of Liabilities - 1.5%		1,505,890
TOTAL NET ASSETS - 100.0%		$98,251,251
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

SGI U.S. Large Cap Core ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$96,745,361	$–	$–	$96,745,361
Total Investments	$96,745,361	$–	$–	$96,745,361

Refer to the Schedule of Investments for further disaggregation of investment categories.